UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2017

	Shares	Value
LONG COMMON STOCKS - 63.11%
Aerospace & Defense - 1.09%
Arconic, Inc.	65	$1,611
The Boeing Company	4	970
Bombardier, Inc., Class B (a)(b)	5,707	11,489
General Dynamics Corporation	8	1,571
Huntington Ingalls Industries, Inc.	43	8,863
L3 Technologies, Inc.	159	27,820
Lockheed Martin Corporation	12	3,506
Northrop Grumman Corporation	6	1,579
Raytheon Company	64	10,993
Rockwell Collins, Inc.	14	1,491
Textron, Inc.	31	1,523
TransDigm Group, Inc.	54	15,236
Triumph Group, Inc.	192	4,915
United Technologies Corporation	4	474
		92,041
Air Freight & Logistics - 1.63%
Atlas Air Worldwide Holdings, Inc. (a)	180	10,692
C.H. Robinson Worldwide, Inc.	539	35,359
Echo Global Logistics, Inc. (a)	931	12,708
Expeditors International of Washington, Inc.	242	14,249
FedEx Corporation	3	624
Hub Group, Inc., Class A (a)	215	7,321
United Parcel Service, Inc., Class B	508	56,027
		136,980
Airlines - 0.47%
Alaska Air Group, Inc.	167	14,233
American Airlines Group, Inc.	30	1,513
Delta Air Lines, Inc.	138	6,812
Hawaiian Holdings, Inc. (a)	48	1,987
JetBlue Airways Corporation (a)	29	636
Southwest Airlines Company	24	1,332
Spirit Airlines, Inc. (a)	318	12,354
United Continental Holdings, Inc. (a)	8	542
		39,409
Auto Components - 0.19%
BorgWarner, Inc.	7	327
Delphi Automotive plc (b)	157	14,196
The Goodyear Tire & Rubber Company	43	1,355
		15,878
Automobiles - 0.06%
Ford Motor Company	234	2,626
General Motors Company	42	1,511
Harley-Davidson, Inc.	27	1,314
		5,451
Banks - 1.99%
Bank of America Corporation	521	12,567
BB&T Corporation	33	1,562
Citigroup, Inc.	22	1,506
Citizens Financial Group, Inc.	641	22,486
Comerica, Inc.	20	1,446
Fifth Third Bancorporation	56	1,495
Huntington Bancshares, Inc.	109	1,444
JPMorgan Chase & Company	16	1,469
Key Corp.	918	16,561
M&T Bank Corporation	9	1,468
People's United Financial, Inc.	83	1,448
The PNC Financial Services Group, Inc.	185	23,828
Regions Financial Corporation	100	1,460
SunTrust Banks, Inc.	371	21,255
SVB Financial Group (a)	69	12,312
TCF Financial Corporation	2,300	36,248
The Toronto-Dominion Bank (b)	120	6,186
Wells Fargo & Company	27	1,456
Zions Bancorporation	34	1,541
		167,738

Beverages - 0.74%
Anheuser-Busch InBev SA/NV (b)	146	17,612
Brown-Forman Corporation, Class B	31	1,531
The Coca-Cola Company	33	1,513
Coca-Cola European Partners plc (b)	462	19,972
Constellation Brands, Inc., Class A	8	1,547
Dr Pepper Snapple Group, Inc.	16	1,459
Molson Coors Brewing Company, Class B	17	1,513
Monster Beverage Corporation (a)	30	1,583
PepsiCo, Inc.	135	15,742
		62,472
Biotechnology - 2.56%
AbbVie, Inc.	8	559
Abeona Therapeutics, Inc. (a)	46	389
ACADIA Pharmaceuticals, Inc. (a)	68	2,024
Adaptimmune Therapeutics plc - ADR (a)	420	2,205
ADMA Biologics, Inc. (a)	75	259
Advaxis, Inc. (a)	81	524
Agenus, Inc. (a)	243	1,079
Agios Pharmaceuticals, Inc. (a)	3	168
Aldeyra Therapeutics, Inc. (a)	280	1,330
Alexion Pharmaceuticals, Inc. (a)	12	1,648
Alkermes plc (a)(b)	27	1,469
Amgen, Inc.	2	349
Argenx SE - ADR (a)	53	1,095
Array BioPharma, Inc. (a)	378	2,839
Biogen, Inc. (a)	86	24,905
BioMarin Pharmaceutical, Inc. (a)	118	10,352
Blueprint Medicines Corporation (a)	27	1,413
Calithera Biosciences, Inc. (a)	89	1,362
Catalyst Pharmaceuticals, Inc. (a)	92	270
Celgene Corporation (a)	89	12,051
Clovis Oncology, Inc. (a)	72	6,106
Curis, Inc. (a)	338	659
Cytokinetics, Inc. (a)	231	3,246
Dynavax Technologies Corporation (a)	432	6,847
Enanta Pharmaceuticals, Inc. (a)	81	3,087
Exelixis, Inc. (a)	115	3,118
Five Prime Therapeutics, Inc. (a)	123	3,461
Galapagos NV - ADR (a)	51	4,047
Geron Corporation (a)	54	143
Gilead Sciences, Inc.	136	10,348
Immunomedics, Inc. (a)	270	2,311
Incyte Corporation (a)	107	14,262
Insys Therapeutics, Inc. (a)	120	1,375
Ironwood Pharmaceuticals, Inc. (a)	297	5,272
Keryx Biopharmaceuticals, Inc. (a)	173	1,213
Loxo Oncology, Inc. (a)	34	2,459
Neurocrine Biosciences, Inc. (a)	98	4,707
Portola Pharmaceuticals, Inc. (a)	53	3,270
Probiodrug AG (a)(b)	37	693
Prothena Corporation plc (a)(b)	27	1,668
Regeneron Pharmaceuticals, Inc. (a)	3	1,475
Retrophin, Inc. (a)	27	546
Rigel Pharmaceuticals, Inc. (a)	184	436
Sangamo Therapeutics, Inc. (a)	202	1,737
Sarepta Therapeutics, Inc. (a)	259	9,992
Seattle Genetics, Inc. (a)	54	2,727
Shire plc - ADR	58	9,717
Syros Pharmaceuticals, Inc. (a)	137	3,126
TESARO, Inc. (a)	139	17,745
TG Therapeutics, Inc. (a)	13	150
UniQure NV (a)(b)	146	1,171
Vanda Pharmaceuticals, Inc. (a)	156	2,426
Vertex Pharmaceuticals, Inc. (a)	131	19,888
Xenon Pharmaceuticals, Inc. (a)(b)	85	264
		215,982

Building Products - 0.78%
Allegion plc (b)	18	1,462
Fortune Brands Home & Security, Inc.	145	9,522
Johnson Controls International plc (b)	15	584
Masco Corporation	1,164	44,384
Owens Corning	151	10,125
		66,077
Capital Markets - 0.81%
Affiliated Managers Group, Inc.	9	1,672
Ameriprise Financial, Inc.	71	10,287
The Bank New York Mellon Corporation	29	1,538
CBOE Holdings, Inc.	16	1,513
The Charles Schwab Corporation	246	10,553
CME Group, Inc.	12	1,471
E*TRADE Financial Corporation (a)	39	1,599
Franklin Resources, Inc.	33	1,478
The Goldman Sachs Group, Inc.	7	1,577
Intercontinental Exchange, Inc.	22	1,468
Invesco Ltd. (b)	281	9,770
Moody's Corporation	6	790
Morgan Stanley	32	1,501
Nasdaq, Inc.	21	1,562
Northern Trust Corporation	15	1,313
OM Asset Management plc (b)	920	13,864
Raymond James Financial, Inc.	18	1,497
S&P Global, Inc.	10	1,536
State Street Corporation	16	1,492
T. Rowe Price Group, Inc.	20	1,654
		68,135
Chemicals - 0.47%
Air Products & Chemicals, Inc.	10	1,421
Albemarle Corporation	14	1,621
Axalta Coating Systems Ltd. (a)(b)	121	3,811
CF Industries Holdings, Inc.	157	4,608
The Dow Chemical Company	23	1,478
E.I. Du Pont de Nemours & Company	18	1,480
Eastman Chemical Company	18	1,497
Ecolab, Inc.	11	1,448
FMC Corporation	20	1,528
GCP Applied Technologies, Inc. (a)	30	909
International Flavors & Fragrances, Inc.	11	1,465
LyondellBasell Industries NV, Class A (b)	18	1,622
Monsanto Company	13	1,519
The Mosaic Company	63	1,521
Orion Engineered Carbons SA (b)	248	5,208
PPG Industries, Inc.	13	1,368
Praxair, Inc.	11	1,432
The Sherwin-Williams Company	13	4,384
W.R. Grace and Company	19	1,310
		39,630
Commercial Services & Supplies - 0.10%
Cintas Corporation	12	1,618
Covanta Holding Corporation	154	2,325
Republic Services, Inc.	24	1,541
Stericycle, Inc. (a)	19	1,465
Waste Management, Inc.	20	1,503
		8,452
Communications Equipment - 0.98%
Ciena Corporation (a)	950	24,463
Cisco Systems, Inc.	32	1,006
CommScope Holding Company, Inc. (a)	345	12,689
Extreme Networks, Inc. (a)	379	3,331
F5 Networks, Inc. (a)	12	1,449
Finisar Corporation (a)	115	3,130
Harris Corporation	13	1,488
Infinera Corporation (a)	230	2,698
Juniper Networks, Inc.	27	755
Lumentum Holdings, Inc. (a)	48	3,005
Motorola Solutions, Inc.	17	1,542
Oclaro, Inc. (a)	280	2,738
Palo Alto Networks, Inc. (a)	154	20,294
ViaSat, Inc. (a)	58	3,833
		82,421

Construction & Engineering - 0.19%
Dycom Industries, Inc. (a)	50	4,530
Fluor Corporation	32	1,390
Jacobs Engineering Group, Inc.	27	1,423
Quanta Services, Inc. (a)	46	1,552
SNC-Lavalin Group, Inc. (b)	162	7,135
		16,030
Construction Materials - 0.13%
Martin Marietta Materials, Inc.	33	7,472
Vulcan Materials Company	29	3,571
		11,043
Consumer Finance - 0.09%
American Express Company	17	1,449
Capital One Financial Corporation	18	1,551
Discover Financial Services	24	1,462
Navient Corporation	89	1,313
Synchrony Financial	50	1,516
		7,291
Containers & Packaging - 0.30%
Avery Dennison Corporation	17	1,580
Ball Corporation	35	1,466
Berry Global Group, Inc. (a)	39	2,187
International Paper Company	26	1,429
Sealed Air Corporation	33	1,436
WestRock Company	306	17,571
		25,669
Distributors - 0.03%
Genuine Parts Company	16	1,359
LKQ Corporation (a)	45	1,555
		2,914
Diversified Consumer Services - 0.02%
H&R Block, Inc.	48	1,464

Diversified Financial Services - 0.22%
Berkshire Hathaway, Inc., Class B (a)(c)	9	1,575
CF Corporation (a)(b)	1,400	15,148
Leucadia National Corporation	56	1,457
		18,180
Diversified Telecommunication Services - 0.16%
AT&T, Inc.	20	780
CenturyLink, Inc.	422	9,820
Level 3 Communications, Inc. (a)	25	1,467
Verizon Communications, Inc.	33	1,597
		13,664
Electric Utilities - 3.88%
Alliant Energy Corporation	16	649
American Electrical Power Company, Inc.	667	47,050
Duke Energy Corporation	10	851
Edison International	516	40,599
Emera, Inc. (b)	721	26,833
Entergy Corporation	11	844
Eversource Energy	25	1,520
Exelon Corporation ©	998	38,263
FirstEnergy Corporation	1,163	37,111
Great Plains Energy, Inc.	520	16,047
Iberdrola SA (b)	156	1,230
NextEra Energy, Inc.	11	1,607
PG&E Corporation	624	42,239
Pinnacle West Capital Corporation	18	1,561
PPL Corporation	1,182	45,306
The Southern Company	487	23,342
The Xcel Energy, Inc.	33	1,561
		326,613
Electrical Equipment - 0.17%
Acuity Brands, Inc.	7	1,419
AMETEK, Inc.	24	1,478
Eaton Corporation plc (b)	81	6,338
Emerson Electric Company	25	1,490
Rockwell Automation, Inc.	24	3,961
		14,686

Electronic Equipment, Instruments & Components - 0.24%
Amphenol Corporation, Class A	20	1,532
Coherent, Inc. (a)	2	530
Corning, Inc.	50	1,457
FLIR Systems, Inc.	43	1,605
II-VI, Inc. (a)	84	3,200
Keysight Technologies, Inc. (a)	180	7,486
TE Connectivity Ltd. (b)	19	1,528
Tech Data Corporation (a)	29	2,970
		20,308
Energy Equipment & Services - 0.28%
Baker Hughes, a GE Company	25	922
Fairmount Santrol Holdings, Inc. (a)	60	175
Helmerich & Payne, Inc.	27	1,367
National Oilwell Varco, Inc.	44	1,439
Patterson-UTI Energy, Inc.	313	6,053
ProPetro Holding Corporation (a)	144	1,872
Schlumberger Ltd. (b)	58	3,979
TechnipFMC plc (a)(b)	53	1,513
Transocean Ltd. (a)(b)	172	1,488
U.S. Silica Holdings, Inc.	89	2,593
Weatherford International plc (a)(b)	553	2,466
		23,867
Food & Staples Retailing - 0.13%
Costco Wholesale Corporation	9	1,426
CVS Health Corporation	19	1,519
The Kroger Company	63	1,545
Sysco Corporation	30	1,579
United Natural Foods, Inc. (a)	2	77
Walgreens Boots Alliance, Inc.	19	1,533
Wal-Mart Stores, Inc.	20	1,600
Whole Foods Market, Inc.	36	1,503
		10,782
Food Products - 1.26%
Archer-Daniels-Midland Company	17	717
Bunge Ltd. (b)	48	3,763
Calavo Growers, Inc.	172	12,737
Campbell Soup Company	29	1,532
Conagra Brands, Inc.	504	17,257
General Mills, Inc.	27	1,503
The Hain Celestial Group, Inc. (a)	120	5,365
The Hershey Company	14	1,474
Hormel Foods Corporation	182	6,219
The JM Smucker Company	13	1,585
Kellogg Company	22	1,496
The Kraft Heinz Company	167	14,606
McCormick & Company, Inc.	15	1,429
Mondelez International, Inc., Class A	299	13,162
Pinnacle Foods, Inc.	232	13,776
Tyson Foods, Inc., Class A	149	9,441
		106,062
Gas Utilities - 0.21%
WGL Holdings, Inc.	203	17,401

Health Care Equipment & Supplies - 1.27%
Abbott Laboratories	54	2,656
ABIOMED, Inc. (a)	80	11,847
Align Technology, Inc. (a)	10	1,672
AtriCure, Inc. (a)	96	2,326
Baxter International, Inc.	25	1,512
Becton, Dickinson and Company	1	201
Boston Scientific Corporation (a)	146	3,887
C.R. Bard, Inc.	5	1,603
Cardiovascular Systems, Inc. (a)	68	2,145
The Cooper Companies, Inc.	8	1,951
Danaher Corporation	18	1,467
DENTSPLY SIRONA, Inc.	23	1,427
DexCom, Inc. (a)	69	4,596
Edwards Lifesciences Corporation (a)	130	14,973
Endologix, Inc. (a)	135	660

GenMark Diagnostics, Inc. (a)	282	3,336
Hologic, Inc. (a)	33	1,459
IDEXX Laboratories, Inc. (a)	25	4,162
Intuitive Surgical, Inc. (a)	2	1,877
iRhythm Technologies, Inc. (a)	50	2,068
K2M Group Holdings, Inc. (a)	388	9,440
Medtronic plc (b)	10	840
Nevro Corporation (a)	103	8,864
NuVasive, Inc. (a)	101	6,645
NxStage Medical, Inc. (a)	326	7,677
Sientra, Inc. (a)	23	236
STAAR Surgical Company (a)	72	738
Stryker Corporation	11	1,618
Tactile Systems Technology, Inc. (a)	13	384
Tandem Diabetes Care, Inc. (a)	54	26
Varex Imaging Corporation (a)	2	62
Varian Medical Systems, Inc. (a)	12	1,165
Wright Medical Group NV (a)(b)	86	2,259
Zimmer Biomet Holdings, Inc.	11	1,335
		107,114
Health Care Providers & Services - 0.52%
Aetna, Inc.	45	6,944
AmerisourceBergen Corporation	9	844
Anthem, Inc.	4	745
Cardinal Health, Inc.	12	927
Centene Corporation (a)	19	1,509
Cigna Corporation	9	1,562
DaVita, Inc. (a)	23	1,490
Diplomat Pharmacy, Inc. (a)	92	1,460
Envision Healthcare Corporation (a)	24	1,354
Express Scripts Holding Company (a)	11	689
HCA Holdings, Inc. (a)	10	804
Henry Schein, Inc. (a)	8	1,458
Humana, Inc.	47	10,866
Laboratory Corporation of America Holdings (a)	10	1,589
McKesson Corporation	6	971
Patterson Companies, Inc.	65	2,712
Quest Diagnostics, Inc.	13	1,408
UnitedHealth Group, Inc.	21	4,028
Universal Health Services, Inc., Class B	23	2,549
		43,909
Health Care Technology - 0.02%
Cerner Corporation (a)	23	1,481

Hotels, Restaurants & Leisure - 3.42%
Belmond Ltd., Class A (a)(b)	380	4,959
BJ's Restaurants, Inc. (a)	76	2,683
Bob Evans Farms Inc.	195	13,490
Caesars Entertainment Corporation (a)	360	4,446
Carnival Corporation (b)	423	28,248
The Cheesecake Factory, Inc.	255	12,133
Chipotle Mexican Grill, Inc. (a)	2	687
Darden Restaurants, Inc.	2	168
Dave & Buster's Entertainment, Inc. (a)	265	16,459
Eldorado Resorts, Inc. (a)	464	9,466
Extended Stay America, Inc.	109	2,155
Hilton Worldwide Holdings, Inc.	56	3,502
ILG, Inc.	119	3,155
International Game Technology plc (b)	120	2,285
La Quinta Holdings, Inc. (a)	184	2,743
Marriott International, Inc., Class A	23	2,396
McDonald's Corporation	92	14,273
Norwegian Cruise Line Holdings Ltd. (a)(b)	166	9,142
Penn National Gaming, Inc. (a)	384	7,741
Planet Fitness, Inc., Class A	553	12,531
Restaurant Brands International, Inc. (b)	359	21,389
Royal Caribbean Cruises Ltd. (b)	129	14,586
Six Flags Entertainment Corporation	276	15,696
Starbucks Corporation	194	10,472
The Wendy's Company	1,029	15,888
Wyndham Worldwide Corporation	15	1,565

Wynn Resorts Ltd.	11	1,423
Yum! Brands, Inc.	719	54,270
		287,951
Household Durables - 0.82%
D.R. Horton, Inc.	43	1,535
Garmin Ltd. (b)	29	1,455
Leggett & Platt, Inc.	11	530
Lennar Corporation, Class A	29	1,521
Mohawk Industries, Inc. (a)	211	52,537
Newell Brands, Inc.	74	3,901
PulteGroup, Inc.	61	1,490
Toll Brothers, Inc.	52	2,007
TopBuild Corporation (a)	41	2,164
Whirlpool Corporation	4	711
William Lyon Homes, Class A (a)	66	1,492
		69,343
Household Products - 0.11%
Church & Dwight Company, Inc.	29	1,547
The Clorox Company	11	1,468
Colgate-Palmolive Company	20	1,444
Kimberly-Clark Corporation	6	739
The Procter & Gamble Company	41	3,724
		8,922
Independent Power and Renewable Electricity Producers - 0.24%
The AES Corporation	711	7,949
Dynegy, Inc. (a)	312	2,802
NRG Energy, Inc.	387	9,528
		20,279
Industrial Conglomerates - 0.16%
3M Company	4	805
General Electric Company	27	691
Honeywell International, Inc.	80	10,890
Roper Technologies, Inc.	6	1,395
		13,781
Insurance - 2.97%
Aflac, Inc.	259	20,655
The Allstate Corporation	17	1,547
American International Group, Inc.	24	1,571
Aon plc (b)	11	1,520
Arthur J. Gallagher & Company	26	1,529
Aspen Insurance Holdings Ltd. (b)	810	39,528
Assicurazioni Generali SpA (b)	1,200	21,766
Assurant, Inc.	14	1,474
Athene Holding Ltd., Class A (a)(b)	460	23,244
Brown & Brown, Inc.	60	2,676
Chubb Ltd. (b)	10	1,465
Cincinnati Financial Corporation	20	1,523
Everest Re Group Ltd. (b)	6	1,574
Fairfax Financial Holdings Ltd. (b)	24	11,444
The Hartford Financial Services Group, Inc.	28	1,540
Lincoln National Corporation	22	1,607
Loews Corporation	32	1,558
Marsh & McLennan Companies, Inc.	259	20,194
MetLife, Inc.	387	21,285
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Reg (b)	60	12,892
Principal Financial Group, Inc.	23	1,535
The Progressive Corporation	514	24,225
Prudential Financial, Inc.	14	1,585
Torchmark Corporation	19	1,500
The Travelers Companies, Inc.	12	1,537
Unum Group	32	1,604
Validus Holdings Ltd. (b)	460	24,743
Willis Towers Watson plc (b)	10	1,489
XL Group Ltd. (b)	34	1,510
		250,320
Internet & Catalog Retail - 0.19%
The Priceline Group, Inc. (a)	8	16,228

Internet & Direct Marketing Retail - 0.19%
Amazon.com, Inc. (a)	8	7,902
Duluth Holdings, Inc., Class B (a)	158	3,062

Expedia, Inc.	10	1,565
Netflix, Inc. (a)	10	1,816
TripAdvisor, Inc. (a)	39	1,522
		15,867
Internet Software & Services - 1.24%
Akamai Technologies, Inc. (a)	30	1,414
Alibaba Group Holding Ltd. - ADR (a)	23	3,564
ComScore, Inc. (a)	1,376	41,309
Cornerstone OnDemand, Inc. (a)	151	6,087
Criteo SA - ADR (a)	58	2,935
eBay, Inc. (a)	186	6,646
Facebook, Inc., Class A (a)	10	1,692
LogMeIn, Inc.	48	5,589
Match Group, Inc. (a)	288	5,256
Mimecast Ltd. (a)(b)	88	2,469
New Relic, Inc. (a)	94	4,414
Nutanix, Inc. (a)	396	8,413
Pandora Media, Inc. (a)	288	2,578
Twitter, Inc. (a)	655	10,539
VeriSign, Inc. (a)	16	1,619
		104,524
IT Services - 0.73%
Accenture plc, Class A (b)	12	1,546
Acxiom Corporation (a)	260	7,012
Alliance Data Systems Corporation	6	1,449
Automatic Data Processing, Inc.	8	951
Booz Allen Hamilton Holding Corporation	115	3,944
Cognizant Technology Solutions Corporation, Class A	22	1,525
Conduent, Inc. (a)	345	5,696
CSRA, Inc.	47	1,533
DXC Technology Company	216	16,930
Fidelity National Information Services, Inc.	18	1,642
Fiserv, Inc. (a)	12	1,542
Gartner, Inc. (a)	12	1,540
Global Payments, Inc.	16	1,510
International Business Machines Corporation	10	1,447
Leidos Holdings, Inc.	30	1,603
Mastercard, Inc., Class A	12	1,534
Paychex, Inc.	13	752
PayPal Holdings, Inc. (a)	28	1,639
Science Applications International Corporation	54	3,802
Total System Services, Inc.	26	1,650
Visa, Inc., Class A	16	1,593
The Western Union Company	31	612
		61,452
Leisure Products - 0.49%
Brunswick Corporation	281	15,907
Callaway Golf Company	722	9,191
Hasbro, Inc.	13	1,377
Mattel, Inc.	263	5,265
Old PSG Wind-Down Ltd. (a)(b)	2,127	1,319
Polaris Industries, Inc.	94	8,428
		41,487
Life Sciences Tools & Services - 0.18%
Agilent Technologies, Inc.	103	6,158
Fluidigm Corporation (a)	312	1,173
Illumina, Inc. (a)	9	1,565
Mettler-Toledo International, Inc. (a)	3	1,719
NanoString Technologies, Inc. (a)	88	1,339
Pacific Biosciences of California, Inc. (a)	288	939
PerkinElmer, Inc.	22	1,448
Thermo Fisher Scientific, Inc.	4	702
Waters Corporation (a)	2	347
		15,390
Machinery - 1.38%
Caterpillar, Inc.	33	3,760
CNH Industrial NV (b)	495	5,702
Cummins, Inc.	59	9,906
Deere & Company	159	20,397
Dover Corporation	66	5,544
Flowserve Corporation	16	658

Fortive Corporation	23	1,489
The Greenbrier Companies, Inc.	69	3,105
Illinois Tool Works, Inc.	38	5,347
Ingersoll-Rand plc (b)	16	1,406
Kennametal, Inc.	15	553
PACCAR, Inc.	9	616
Parker-Hannifin Corporation	45	7,469
Pentair plc (b)	100	6,307
Snap-on, Inc.	9	1,388
Stanley Black & Decker, Inc.	114	16,039
Trinity Industries, Inc.	299	8,196
Wabash National Corporation	292	5,571
WABCO Holdings, Inc. (a)	17	2,339
Wabtec Corporation	116	8,742
Xylem, Inc.	27	1,532
		116,066
Marine - 0.02%
Diana Shipping, Inc. (a)(b)	508	1,966

Media - 0.75%
CBS Corporation, Class B	23	1,514
Charter Communications, Inc., Class A (a)	9	3,527
Comcast Corporation, Class A	217	8,778
Discovery Communications, Class A (a)	57	1,402
DISH Network Corporation, Class A (a)	154	9,861
IMAX Corporation (a)(b)	300	6,420
The Interpublic Group of Companies, Inc.	60	1,297
News Corporation, Class A	107	1,531
Omnicom Group, Inc.	18	1,417
Scripps Networks Interactive, Inc., Class A	22	1,923
Time Warner, Inc.	15	1,536
Twenty-First Century Fox, Inc., Class A	52	1,513
Viacom, Inc., Class B	44	1,537
The Walt Disney Company	189	20,777
		63,033
Metals & Mining - 0.26%
Allegheny Technologies, Inc.	138	2,614
Cliffs Natural Resources, Inc. (a)	297	2,293
Freeport-McMoRan, Inc. (a)	122	1,784
Hi-Crush Partners LP (a)	265	2,199
Ivanhoe Mines Ltd. (a)(b)	567	2,238
Newmont Mining Corporation	47	1,747
Nucor Corporation	25	1,442
Ramaco Resources, Inc. (a)	166	1,047
Steel Dynamics, Inc.	84	2,974
Warrior Met Coal, Inc.	145	3,170
		21,508
Multiline Retail - 0.55%
Dollar General Corporation	290	21,797
Dollar Tree, Inc. (a)	147	10,596
Kohl's Corporation	38	1,571
Macy's, Inc.	63	1,496
Nordstrom, Inc.	30	1,457
Target Corporation	160	9,067
		45,984
Multi-Utilities - 1.23%
Ameren Corporation	28	1,571
CenterPoint Energy, Inc.	54	1,522
CMS Energy Corporation	733	33,894
Consolidated Edison, Inc.	19	1,574
Dominion Resources, Inc.	20	1,544
DTE Energy Company	463	49,569
E.ON SE (b)	264	2,612
National Grid plc - ADR	107	6,688
NiSource, Inc.	59	1,537
Public Service Enterprise Group, Inc.	35	1,574
SCANA Corporation	22	1,416
WEC Energy Group, Inc.	9	567
		104,068

Oil, Gas & Consumable Fuels - 6.27%
Anadarko Petroleum Corporation	129	5,891
Apache Corporation	30	1,484
Arch Coal, Inc., Class A	57	4,336
Ardmore Shipping Corporation (b)	120	954
Cabot Oil & Gas Corporation	1,115	27,730
Carrizo Oil & Gas, Inc. (a)	887	13,979
Cheniere Energy, Inc. (a)	317	14,328
Chesapeake Energy Corporation (a)	292	1,448
Chevron Corporation	14	1,529
Cimarex Energy Company	15	1,485
Concho Resources, Inc. (a)	131	17,064
ConocoPhillips	33	1,497
Continental Resources, Inc. (a)	356	11,901
DCP Midstream Partners LP	120	4,084
Devon Energy Corporation	105	3,498
Diamondback Energy, Inc. (a)(c)	152	14,574
Energy Transfer Equity LP	720	12,722
Energy Transfer Partners LP	174	3,590
Enterprise Products Partners LP	923	25,106
EOG Resources, Inc.	214	20,360
EQT Corporation	25	1,593
EQT GP Holdings LP	48	1,402
Exxon Mobil Corporation	18	1,441
Golar LNG Ltd. (b)	284	6,762
Halcon Resources Corporation (a)	1,150	7,544
Hess Corporation	18	802
Hess Midstream Partners LP (a)	272	5,750
Inter Pipeline Ltd. (b)	312	6,161
Jagged Peak Energy, Inc. (a)	240	3,398
Keyera Corporation (b)	468	14,625
Kinder Morgan, Inc.	1,469	30,012
Magellan Midstream Partners LP	240	16,742
Marathon Oil Corporation	123	1,504
Marathon Petroleum Corporation	28	1,568
Matador Resources Company (a)	222	5,386
MPLX LP	144	5,234
Murphy Oil Corporation	57	1,515
Newfield Exploration Company (a)	51	1,465
Noble Energy, Inc.	52	1,503
NuStar Energy LP	180	7,790
Occidental Petroleum Corporation	276	17,093
ONEOK, Inc.	149	8,429
Parsley Energy, Inc., Class A (a)	521	15,255
PDC Energy, Inc. (a)	431	20,326
Phillips 66	18	1,508
Pioneer Natural Resources Company	5	816
Plains All American Pipeline LP	37	976
Range Resources Corporation	63	1,330
Rice Energy, Inc. (a)	511	14,293
RSP Permian, Inc. (a)	593	20,375
Scorpio Tankers, Inc. (b)	409	1,517
Targa Resources Corporation	148	6,869
Tesoro Corporation	15	1,493
Tesoro Logistics LP	192	10,009
TransCanada Corporation (b)	639	32,666
Ultra Petroleum Corp. (a)(b)	280	2,881
Valero Energy Corporation	22	1,517
Western Gas Partners LP	700	36,351
Whiting Petroleum Corporation (a)	168	882
The Williams Companies. Inc.	117	3,718
WPX Energy, Inc. (a)	1,877	20,234
		528,295
Paper & Forest Products - 0.03%
Louisiana-Pacific Corporation (a)	99	2,486

Personal Products - 0.38%
Coty, Inc., Class A	251	5,140
Edgewell Personal Care Company (a)	253	18,267
The Estee Lauder Companies, Inc., Class A	15	1,485
Unilever NV (b)	120	6,993
		31,885

Pharmaceuticals - 0.66%
Achaogen, Inc. (a)	82	1,559
Aerie Pharmaceuticals, Inc. (a)	133	7,222
Alimera Sciences, Inc. (a)	209	301
Allergan plc (b)	3	757
Aratana Therapeutics, Inc. (a)	263	1,775
AstraZeneca plc - ADR	144	4,346
Bristol Myers-Squibb Company	205	11,664
Eli Lilly & Company	18	1,488
GlaxoSmithKline plc - ADR	151	6,118
Intra-Cellular Therapies, Inc. (a)	312	3,610
Johnson & Johnson	4	531
Mallinckrodt plc (a)(b)	33	1,511
Merck & Company, Inc.	104	6,644
Mylan NV (a)(b)	38	1,482
Newron Pharmaceuticals SpA (a)(b)	26	514
Novartis AG - ADR	9	767
Paratek Pharmaceuticals, Inc. (a)	80	1,556
Perrigo Company plc (b)	20	1,498
Pfizer, Inc.	19	630
Zoetis, Inc.	24	1,500
		55,473
Professional Services - 0.10%
The Advisory Board Company (a)	41	2,304
Equifax, Inc.	11	1,600
IHS Markit Ltd. (a)(b)	34	1,586
Nielsen Holdings plc (b)	39	1,677
Robert Half International, Inc.	31	1,403
		8,570
Real Estate Investment Trusts (REITs) - 12.53%
Alexandria Real Estate Equities, Inc.	12	1,455
American Tower Corporation	11	1,500
Apartment Investment & Management Company	362	16,489
AvalonBay Communities, Inc.	4	769
Boston Properties, Inc.	821	99,267
Brandywine Realty Trust (c)	1,840	30,930
Brixmor Property Group, Inc.	1,080	21,157
Community Healthcare Trust, Inc.	700	17,759
Crown Castle International Corporation	15	1,509
Digital Realty Trust, Inc.	13	1,499
Empire State Realty Trust, Inc.	460	9,609
Equinix, Inc.	4	1,803
Equity Residential	982	66,835
Essex Property Trust, Inc.	3	785
Extra Space Storage, Inc.	19	1,511
Federal Realty Investment Trust (c)	12	1,592
First Industrial Realty Trust, Inc. (c)	2,243	68,456
GGP, Inc.	62	1,402
HCP, Inc.	1,886	59,692
Healthcare Trust of America, Inc.	1,121	34,291
Highwoods Properties, Inc.	852	43,895
Host Hotels & Resorts, Inc.	28	523
Hudson Pacific Properties, Inc. (c)	2,817	92,172
Invitation Homes, Inc.	3,024	64,472
Iron Mountain, Inc.	43	1,567
JBG SMITH Properties (a)	7	248
Kimco Realty Corporation	79	1,594
Liberty Property Trust (c)	2,121	89,124
The Macerich Company	25	1,435
Mack-Cali Realty Corporation (c)	2,105	55,235
Mid-America Apartment Communities, Inc.	131	13,562
Paramount Group, Inc.	3,698	60,536
Prologis, Inc.	485	29,493
Public Storage	3	617
Realty Income Corporation	27	1,541
Regency Centers Corporation	23	1,523
Retail Properties of America, Inc.	2,143	28,352
Simon Property Group, Inc.	9	1,427
SL Green Realty Corporation	6	620
Starwood Waypoint Homes	1,820	63,627
Sun Communities, Inc.	221	19,671

UDR, Inc. (c)	823	32,171
Ventas, Inc.	21	1,414
Vornado Realty Trust	15	1,190
Weingarten Realty Investors	263	8,537
Welltower, Inc.	20	1,468
Weyerhaeuser Company	44	1,453
		1,055,777
Real Estate Management & Development - 0.02%
CBRE Group, Inc., Class A (a)	40	1,520

Road & Rail - 1.34%
Canadian Pacific Railway Ltd. (b)	63	9,851
Celadon Group, Inc.	354	1,611
Covenant Transportation Group, Inc., Class A (a)	473	8,869
CSX Corporation	310	15,295
Genesee & Wyoming, Inc., Class A (a)	36	2,346
Heartland Express, Inc.	576	12,171
J.B. Hunt Transport Services, Inc.	245	22,224
Kansas City Southern	14	1,445
Knight Transportation, Inc.	192	6,845
Landstar System, Inc.	58	4,823
Norfolk Southern Corporation	12	1,351
Saia, Inc. (a)	153	8,315
Union Pacific Corporation	96	9,884
Werner Enterprises, Inc.	46	1,364
YRC Worldwide, Inc. (a)	504	6,698
		113,092
Semiconductors & Semiconductor Equipment - 0.81%
Advanced Micro Devices, Inc. (a)	122	1,660
Ambarella, Inc. (a)(b)	115	5,756
Analog Devices, Inc.	66	5,215
Applied Materials, Inc.	120	5,317
Broadcom Ltd. (b)	6	1,480
Cypress Semiconductor Corporation	494	7,015
Intel Corporation	45	1,596
KLA-Tencor Corporation	16	1,482
Lam Research Corporation	11	1,754
Microchip Technology, Inc.	20	1,601
Micron Technology, Inc. (a)	327	9,195
NVIDIA Corporation	11	1,788
Qorvo, Inc. (a)	24	1,646
QUALCOMM, Inc.	195	10,372
Silicon Motion Technology Corporation - ADR	184	7,564
Skyworks Solutions, Inc.	16	1,678
Texas Instruments, Inc.	19	1,546
Xilinx, Inc.	24	1,518
		68,183
Software - 1.60%
Activision Blizzard, Inc.	27	1,668
Adobe Systems, Inc. (a)	11	1,611
ANSYS, Inc. (a)	12	1,555
Autodesk, Inc. (a)	15	1,662
Barracuda Networks, Inc. (a)	149	3,348
CA, Inc.	44	1,366
Citrix Systems, Inc. (a)	103	8,135
CommVault Systems, Inc. (a)	216	12,863
CyberArk Software Ltd. (a)(b)	46	1,917
Electronic Arts, Inc. (a)	14	1,634
Gigamon, Inc. (a)	264	10,494
Imperva, Inc. (a)	74	3,334
Intuit, Inc.	11	1,509
Manhattan Associates, Inc. (a)	29	1,282
Microsoft Corporation	246	17,884
Oracle Corporation	657	32,804
Red Hat, Inc. (a)	16	1,582
RingCentral, Inc., Class A (a)	108	3,758
Salesforce.com, Inc. (a)	44	3,995
Snap, Inc., Class A	240	3,281
Symantec Corporation	54	1,674
Synchronoss Technologies, Inc. (a)	190	3,207
Synopsys, Inc. (a)	21	1,608

Workday, Inc., Class A (a)	12	1,225
Zendesk, Inc. (a)	182	5,336
Zynga, Inc., Class A (a)	1,609	5,809
		134,541
Specialty Retail - 1.35%
Advance Auto Parts, Inc.	87	9,745
American Eagle Outfitters, Inc.	1,156	13,687
AutoNation, Inc. (a)	35	1,483
AutoZone, Inc. (a)	18	9,717
Bed Bath & Beyond, Inc.	72	2,153
Best Buy Company, Inc.	25	1,458
CarMax, Inc. (a)	24	1,590
Foot Locker, Inc.	29	1,368
The Gap, Inc.	65	1,549
The Home Depot, Inc.	100	14,960
L Brands, Inc.	27	1,253
Lowe's Companies, Inc.	3	232
The Michaels Companies, Inc. (a)	190	3,827
O'Reilly Automotive, Inc. (a)	7	1,430
Ross Stores, Inc.	26	1,438
Signet Jewelers Ltd. (b)	23	1,407
Staples, Inc.	147	1,492
Tiffany & Company	194	18,529
The TJX Companies, Inc.	308	21,655
Tractor Supply Company	14	786
Ulta Beauty, Inc. (a)	17	4,271
		114,030
Technology Hardware, Storage & Peripherals - 0.68%
Apple, Inc.	34	5,057
BlackBerry Ltd. (a)(b)	945	8,864
Cray, Inc. (a)	184	3,790
Hewlett Packard Enterprise Company	1,290	22,588
HP, Inc.	85	1,623
NetApp, Inc.	38	1,650
Pure Storage, Inc. (a)	288	3,476
Seagate Technology plc (b)	20	659
Western Digital Corporation	96	8,172
Xerox Corporation	52	1,595
		57,474
Textiles, Apparel & Luxury Goods - 1.19%
Canada Goose Holdings, Inc. (a)(b)	198	3,774
Coach, Inc.	32	1,509
Hanesbrands, Inc.	64	1,467
Lululemon Athletica, Inc. (b)	163	10,047
Michael Kors Holdings Ltd. (a)(b)	41	1,494
Nike, Inc., Class B	213	12,578
Oxford Industries, Inc.	41	2,588
PVH Corporatoin	102	12,168
Ralph Lauren Corporation	20	1,513
Skechers U.S.A., Inc., Class A (a)	600	16,854
Steven Madden Ltd. (a)	701	28,741
Under Armour, Inc., Class A (a)	66	1,321
Under Armour, Inc., Class C (a)	30	543
VF Corporation	92	5,721
		100,318
Tobacco - 0.07%
Altria Group, Inc.	20	1,299
British American Tobacco plc - ADR	12	756
Philip Morris International, Inc.	36	4,202
		6,257
Trading Companies & Distributors - 0.11%
Beacon Roofing Supply, Inc. (a)	26	1,194
Fastenal Company	34	1,461
United Rentals, Inc. (a)	47	5,591
W.W. Grainger, Inc.	6	1,000
		9,246
Water Utilities - 0.02%
American Water Works Company Inc.	19	1,541

Wireless Telecommunication Services - 0.03%
T-Mobile U.S., Inc. (a)	46	2,836

Total Long Common Stocks
(Cost $5,211,226)		5,318,837

LONG OTHER SECURITIES - 0.03%
Securities and Commodity Contracts Intermediation and Brokerage - 0.03%

LONG EXCHANGE TRADED FUNDS - 37.95%
Consumer Discretionary Select Sector SPDR Fund	98	8,953
Consumer Staples Select Sector SPDR Fund	19	1,051
Energy Select Sector SPDR Fund	84	5,596
Health Care Select Sector SPDR Fund	145	11,584
Industrial Select Sector SPDR Fund	171	11,681
iPath S&P 500 VIX Short-Term Futures ETN (a)	99	1,112
iShares 20+ Year Treasury Bond ETF	137	16,993
iShares 7-10 Year Treasury Bond ETF (c)	9,290	992,636
iShares Cohen & Steers REIT ETF	120	12,256
iShares iBoxx $ High Yield Corporate Bond ETF (c)	11,238	999,171
iShares iBoxx $ Investment Grade Corporate Bond ETF (c)	8,308	1,006,182
iShares MSCI Brazil Capped ETF	132	4,990
iShares MSCI China ETF	158	9,387
iShares Russell 2000 ETF	62	8,774
iShares Transportation Average ETF	48	7,931
iShares U.S. Home Construction ETF	731	24,759
SPDR S&P 500 ETF Trust	91	22,456
SPDR S&P MidCap 400 ETF Trust	118	37,819
SPDR S&P Retail ETF	70	2,881
United States Natural Gas Fund LP (a)	358	2,263
WisdomTree Japan Hedged Equity Fund	184	9,623
Total Long Exchange Traded Funds		3,198,098
(Cost $3,079,134)

PURCHASED OPTIONS - 0.89%	Contracts (d)
Purchased Call Options (b) - 0.11%
Bank of America Corporation
Expiration: September 2017, Exercise Price: $25.00	23	644
Bed Bath & Beyond, Inc.
Expiration: August 2017, Exercise Price: $31.50	1	34
Bob Evans Farms, Inc.
Expiration: August 2017, Exercise Price: $75.00	2	80
Expiration: September 2017, Exercise Price: $75.00	3	480
CBOE Volatility Index Fund
Expiration: August 2017, Exercise Price: $14.00	3	105
Celadon Group, Inc.
Expiration: December 2017, Exercise Price: $5.00	5	562
CommScope Holding Company, Inc.
Expiration: August 2017, Exercise Price: $36.00	1	200
Dick's Sporting Goods, Inc.
Expiration: December 2017, Exercise Price: $42.00	2	315
Dynavax Technologies Corporation
Expiration: August 2017, Exercise Price: $12.00	1	410
Dynegy, Inc.
Expiration: September 2017, Exercise Price: $10.00	16	960
Express Scripts Holding Company
Expiration: August 2017, Exercise Price: $67.50	1	12
Express, Inc.
Expiration: December 2017, Exercise Price: $8.00	5	150
Flowers Foods, Inc.
Expiration: October 2017, Exercise Price: $20.00	5	75
The Hain Celestial Group, Inc.
Expiration: November 2017, Exercise Price: $46.00	2	660
The Hartford Financial Services Group, Inc.
Expiration: September 2017, Exercise Price: $55.00	3	342
ILG, Inc.
Expiration: August 2017, Exercise Price: $29.00	2	44
IMAX Corporation
Expiration: September 2017, Exercise Price: $26.00	3	30
Expiration: September 2017, Exercise Price: $28.00	4	20
Kellogg Company
Expiration: August 2017, Exercise Price: $72.50	1	22
Kimberly-Clark Corporation
Expiration: September 2017, Exercise Price: $130.00	1	67

Mondelez International, Inc., Class A
Expiration: September 2017, Exercise Price: $47.00	1	43
Expiration: October 2017, Exercise Price: $46.00	2	198
Old Dominion Freight Line, Inc.
Expiration: August 2017, Exercise Price: $105.00	1	8
Pinnacle Foods, Inc.
Expiration: August 2017, Exercise Price: $65.00	1	30
Expiration: September 2017, Exercise Price: $62.50	1	138
Royal Caribbean Cruises Ltd. (a)
Expiration: August 2017, Exercise Price: $115.00	3	821
SPDR S&P500 ETF Trust
Expiration: August 2017, Exercise Price: $248.00	5	332
Expiration: August 2017, Exercise Price: $250.00	1	33
Tiffany & Company
Expiration: November 2017, Exercise Price: $105.00	1	144
TripAdvisor, Inc.
Expiration: August 2017, Exercise Price: $45.00	2	110
Trinity Industries, Inc.
Expiration: August 2017, Exercise Price: $30.00	7	53
Texas Roadhouse, Inc.
Expiration: September 2017, Exercise Price: $49.00	1	173
iPATH S&P 500 VIX Short-Term Futures ETN
Expiration: August 2017, Exercise Price: $14.00	3	42
Financial Select Sector SPDR Fund
Expiration: September 2017, Exercise Price: $25.00	24	1,248
Financial Select Sector SPDR Fund
Expiration: October 2017, Exercise Price: $26.00	9	279
Total Purchased Call Options		8,864

Purchased Put Options (b) - 0.78%
Automatic Data Processing, Inc.
Expiration: August 2017, Exercise Price: $100.00	2	15
JPMorgan Alerian MLP Index ETN
Expiration: August 2017, Exercise Price: $29.50	10	100
AstraZeneca plc
Expiration: August 2017, Exercise Price: $27.50	1	7
Brunswick Corporation
Expiration: August 2017, Exercise Price: $57.50	1	199
CBOE S&P 500 Index
Expiration: December 2017, Exercise Price: $2300.00	13	37,115
Chubb Ltd
Expiration: September 2017, Exercise Price: $145.00	3	457
Conns, Inc.
Expiration: August 2017, Exercise Price: $21.00	1	98
Salesforce.com, Inc.
Expiration: August 2017, Exercise Price: $90.50	2	223
Delta Air Lines, Inc.
Expiration: August 2017, Exercise Price: $50.00	1	157
Edgewell Personal Care Company
Expiration: August 2017, Exercise Price: $70.00	1	147
iShares Russell 2000 ETF
Expiration: August 2017, Exercise Price: $138.00	2	121
Expiration: August 2017, Exercise Price: $141.00	1	129
Expiration: September 2017, Exercise Price: $128.00	4	180
Expiration: September 2017, Exercise Price: $140.00	2	404
Navigator Holdings Ltd.
Expiration: August 2017, Exercise Price: $10.00	2	110
Pinnacle Foods, Inc.
Expiration: August 2017, Exercise Price: $57.50	1	80
Dave & Buster's Entertainment, Inc.
Expiration: August 2017, Exercise Price: $60.00	1	75
Planet Fitness, Inc., Class A
Expiration: August 2017, Exercise Price: $22.50	6	510
Prudential Financial, Inc.
Expiration: September 2017, Exercise Price: $110.00	3	606
PowerShares QQQ Trust Series 1
Expiration: August 2017, Exercise Price: $136.00	1	28
Expiration: August 2017, Exercise Price: $141.00	1	95
Expiration: September 2017, Exercise Price: $143.00	4	854
Expiration: September 2017, Exercise Price: $132.00	4	246

Restaurant Brands International, Inc.
Expiration: August 2017, Exercise Price: $60.00	1	163
Expiration: September 2017, Exercise Price: $58.00	1	134
Sanchez Energy Corporation
Expiration: August 2017, Exercise Price: $6.00	5	325
SPDR S&P500 ETF Trust
Expiration: September 2017, Exercise Price: $246.00	3	522
iShares 20+ Year Treasury Bond ETF
Expiration: November 2017, Exercise Price: $118.00	215	21,715
Tyson Foods, Inc.
Expiration: August 2017, Exercise Price: $57.50	1	33
United States Oil Fund LP
Expiration: August 2017, Exercise Price: $9.50	5	8
Visa, Inc., Class A
Expiration: September 2017, Exercise Price: $92.50	11	391
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: August 2017, Exercise Price: $30.00	36	612
Total Purchased Put Options		65,859
Total Purchased Options
(Cost $83,422)		74,723

Total Long Investments
(Cost $8,373,782) - 101.95%		$8,591,658

SECURITIES SOLD SHORT (e) - (52.13)%
SHORT COMMON STOCKS - (42.79)%
Aerospace & Defense - (0.46)%
The Boeing Company	(73)	(17,700)
Embraer SA - ADR	(244)	(4,946)
KLX, Inc.	(17)	(883)
Lockheed Martin Corporation	(2)	(584)
Mercury Systems, Inc.	(116)	(5,093)
Northrop Grumman Corporation	(24)	(6,315)
United Technologies Corporation	(28)	(3,320)
		(38,841)
Air Freight & Logistics - (0.58)%
Air Transport Services Group, Inc.	(306)	(7,454)
FedEx Corporation	(201)	(41,814)
		(49,268)
Airlines - (0.26)%
JetBlue Airways Corporation	(413)	(9,057)
United Continental Holdings, Inc.	(185)	(12,521)
		(21,578)
Auto Components - (0.32)%
Autoliv, Inc. - SDR	(104)	(11,273)
BorgWarner, Inc.	(142)	(6,637)
The Goodyear Tire & Rubber Company	(48)	(1,512)
Tenneco, Inc.	(119)	(6,581)
Visteon Corporation	(9)	(1,004)
		(27,007)
Automobiles - (0.24)%
Harley-Davidson, Inc.	(69)	(3,358)
Tesla Motors, Inc.	(25)	(8,087)
Thor Industries, Inc.	(85)	(8,955)
		(20,400)
Banks - (1.20)%
Bank of America Corporation	(575)	(13,869)
Citigroup, Inc.	(172)	(11,773)
Cullen/Frost Bankers, Inc.	(60)	(5,447)
Huntington Bancshares, Inc.	(600)	(7,950)
People's United Financial, Inc.	(575)	(10,028)
Royal Bank of Canada (b)	(480)	(35,789)
Wells Fargo & Company	(300)	(16,182)
		(101,038)
Beverages - (0.06)%
Carlsberg A/S, Class B (b)	(16)	(1,778)
The Coca-Cola Company	(31)	(1,421)
Dr Pepper Snapple Group, Inc.	(22)	(2,005)
		(5,204)

Biotechnology - (0.28)%
AbbVie, Inc.	(143)	(9,997)
Amgen, Inc.	(64)	(11,169)
Intrexon Corporation	(53)	(1,144)
Juno Therapeutics, Inc.	(34)	(967)
Ovid Therapeutics, Inc.	(27)	(221)
		(23,498)
Building Products - (0.57)%
Allegion plc	(67)	(5,443)
American Woodmark Corporation	(12)	(1,178)
Armstrong Flooring, Inc.	(122)	(2,118)
Armstrong World Industries, Inc.	(251)	(12,186)
Johnson Controls International plc	(316)	(12,308)
USG Corporation	(555)	(15,007)
		(48,240)
Capital Markets - (0.18)%
BlackRock, Inc.	(33)	(14,075)
Moody's Corporation	(6)	(790)
		(14,865)
Chemicals - (0.13)%
PPG Industries, Inc.	(76)	(7,999)
RPM International, Inc.	(64)	(3,320)
		(11,319)
Commercial Services & Supplies - (0.05)%
Interface, Inc.	(144)	(2,729)
Pitney Bowes, Inc.	(114)	(1,794)
		(4,523)
Communications Equipment - (0.36)%
Applied Optoelectronics, Inc.	(24)	(2,340)
Cisco Systems, Inc.	(416)	(13,083)
Harris Corporation	(66)	(7,555)
Juniper Networks, Inc.	(213)	(5,953)
NETGEAR, Inc.	(24)	(1,150)
		(30,081)
Construction & Engineering - (0.02)%
KBR, Inc.	(108)	(1,611)

Construction Materials - (0.03)%
Eagle Materials, Inc.	(26)	(2,447)

Consumer Finance - (0.08)%
American Express Company	(84)	(7,159)

Containers & Packaging - (0.15)%
AptarGroup, Inc.	(72)	(5,827)
Owens-Illinois, Inc.	(117)	(2,796)
Silgan Holdings, Inc.	(133)	(4,030)
		(12,653)
Distributors - (0.21)%
Genuine Parts Company	(213)	(18,090)

Diversified Consumer Services - (0.03)%
Chegg, Inc.	(57)	(789)
H&R Block, Inc.	(63)	(1,922)
		(2,711)
Diversified Financial Services - (0.11)%
Voya Financial, Inc.	(230)	(9,025)

Diversified Telecommunication Services - (0.25)%
AT&T, Inc.	(125)	(4,875)
Zayo Group Holdings, Inc.	(506)	(16,592)
		(21,467)
Electric Utilities - (2.61)%
ALLETE, Inc.	(58)	(4,250)
Alliant Energy Corporation	(407)	(16,496)
Duke Energy Corporation	(508)	(43,241)
Entergy Corporation	(541)	(41,506)
Eversource Energy	(598)	(36,352)
Hawaiian Electric Industries, Inc.	(65)	(2,144)
IDACORP, Inc.	(30)	(2,591)
NextEra Energy, Inc.	(179)	(26,150)
OGE Energy Corporation	(286)	(10,256)
Portland General Electric Company	(60)	(2,681)
The Xcel Energy, Inc.	(724)	(34,252)
		(219,919)

Electrical Equipment - (0.29)%
Emerson Electric Company	(86)	(5,127)
Hubbell, Inc.	(22)	(2,613)
Regal Beloit Corporation	(35)	(2,917)
Sensata Technologies Holding NV (b)	(300)	(13,536)
		(24,193)
Electronic Equipment, Instruments & Components - (0.29)%
AU Optronics Corporation - ADR	(828)	(3,329)
Insight Enterprises, Inc.	(39)	(1,580)
LG Display Company Ltd. - ADR	(519)	(7,385)
Zebra Technologies Corporation	(120)	(12,207)
		(24,501)
Energy Equipment & Services - (0.14)%
Halliburton Company	(26)	(1,103)
Keane Group, Inc.	(169)	(2,591)
McDermott International, Inc. (b)	(504)	(3,412)
RPC, Inc.	(204)	(4,225)
Transocean Ltd. (b)	(78)	(675)
		(12,006)
Food & Staples Retailing - (1.18)%
Casey's General Stores, Inc.	(180)	(19,215)
Costco Wholesale Corporation	(265)	(42,005)
Koninklijke Ahold Delhaize NV (b)	(207)	(4,234)
The Kroger Company	(509)	(12,481)
Wal-Mart Stores, Inc.	(273)	(21,837)
		(99,772)
Food Products - (0.60)%
Archer-Daniels-Midland Company	(177)	(7,466)
B&G Foods, Inc.	(74)	(2,682)
Flowers Foods, Inc.	(1,434)	(25,224)
General Mills, Inc.	(35)	(1,948)
Ingredion, Inc.	(12)	(1,480)
Kellogg Company	(169)	(11,492)
		(50,292)
Health Care Equipment & Supplies - (0.18)%
Baxter International, Inc.	(11)	(665)
Becton, Dickinson and Company	(21)	(4,229)
Cantel Medical Corporation	(13)	(965)
Hologic, Inc.	(12)	(531)
Medtronic plc (b)	(74)	(6,214)
STERIS plc (b)	(27)	(2,210)
		(14,814)
Health Care Providers & Services - (0.43)%
AmerisourceBergen Corporation	(105)	(9,851)
Anthem, Inc.	(42)	(7,821)
Cardinal Health, Inc.	(6)	(463)
Express Scripts Holding Company	(123)	(7,705)
HCA Holdings, Inc.	(29)	(2,330)
Laboratory Corporation of America Holdings	(25)	(3,973)
McKesson Corporation	(27)	(4,370)
		(36,513)
Hotels, Restaurants & Leisure - (2.31)%
Chipotle Mexican Grill, Inc.	(57)	(19,595)
Cracker Barrel Old Country Store, Inc.	(120)	(18,654)
Darden Restaurants, Inc.	(255)	(21,389)
DineEquity, Inc.	(170)	(6,994)
Domino's Pizza, Inc.	(26)	(4,849)
Dunkin' Brands Group, Inc.	(101)	(5,356)
Extended Stay America, Inc.	(204)	(4,033)
The Habitat Restaurants, Inc., Class A	(520)	(8,554)
Hilton Worldwide Holdings, Inc.	(89)	(5,565)
Hyatt Hotels Corporation, Class A	(200)	(11,114)
Marriott International, Inc., Class A	(121)	(12,607)
Red Robin Gourmet Burgers, Inc.	(199)	(11,900)
Royal Caribbean Cruises Ltd. (b)	(74)	(8,367)
Sonic Corporation	(901)	(21,318)
Starbucks Corporation	(416)	(22,456)
Texas Roadhouse, Inc.	(2)	(95)
Wingstop, Inc.	(144)	(4,322)
Wynn Resorts Ltd.	(57)	(7,372)
		(194,540)

Household Durables - (0.59)%
CalAtlantic Group, Inc.	(62)	(2,176)
Hovnanian Enterprises, Inc., Class A	(306)	(673)
KB Home	(270)	(6,188)
Leggett & Platt, Inc.	(71)	(3,421)
Lennar Corporation, Class A	(42)	(2,203)
MDC Holdings, Inc.	(156)	(5,349)
Meritage Homes Corporation	(65)	(2,649)
PulteGroup, Inc.	(250)	(6,105)
Whirlpool Corporation	(117)	(20,812)
		(49,576)
Household Products - (0.27)%
Church & Dwight Company, Inc.	(41)	(2,188)
Kimberly-Clark Corporation	(170)	(20,937)
		(23,125)
Independent Power and Renewable Electricity Producers - (0.08)%
Calpine Corporation	(72)	(1,035)
Dynegy, Inc.	(115)	(1,033)
NRG Energy, Inc.	(60)	(1,477)
Uniper SE (b)	(169)	(3,483)
		(7,028)
Industrial Conglomerates - (0.37)%
3M Company	(80)	(16,094)
General Electric Company	(573)	(14,674)
		(30,768)
Insurance - (1.82)%
Aon plc (b)	(60)	(8,290)
Arch Capital Group Ltd. (b)	(180)	(17,507)
Chubb Ltd. (b)	(120)	(17,575)
Everest Re Group Ltd. (b)	(80)	(20,991)
The Hartford Financial Services Group, Inc.	(120)	(6,600)
Prudential Financial, Inc.	(300)	(33,969)
The Travelers Companies, Inc.	(180)	(23,056)
Zurich Insurance Group AG (b)	(84)	(25,602)
		(153,590)
Internet & Direct Marketing Retail - (0.10)%
Amazon.com, Inc.	(4)	(3,951)
Netflix, Inc.	(25)	(4,542)
		(8,493)
Internet Software & Services - (0.21)%
Alphabet, Inc., Class A	(4)	(3,782)
J2 Global, Inc.	(39)	(3,300)
MuleSoft, Inc.	(336)	(7,305)
Shutterstock, Inc.	(78)	(3,287)
		(17,674)
IT Services - (0.90)%
Automatic Data Processing, Inc.	(311)	(36,981)
Paychex, Inc.	(40)	(2,314)
Travelport Worldwide Ltd. (b)	(454)	(6,492)
Visa, Inc., Class A	(180)	(17,921)
The Western Union Company	(627)	(12,383)
		(76,091)
Life Sciences Tools & Services - (0.09)%
Thermo Fisher Scientific, Inc.	(40)	(7,021)
Waters Corporation	(5)	(867)
		(7,888)
Machinery - (0.60)%
Caterpillar, Inc.	(14)	(1,595)
Flowserve Corporation	(44)	(1,810)
Graco, Inc.	(66)	(7,659)
Ingersoll-Rand plc (b)	(107)	(9,403)
ITT, Inc.	(63)	(2,583)
Kennametal, Inc.	(70)	(2,583)
Meritor, Inc.	(25)	(432)
PACCAR, Inc.	(126)	(8,625)
Proto Labs, Inc.	(42)	(3,104)
Terex Corporation	(179)	(7,047)
The Timken Company	(125)	(5,687)
		(50,528)

Marine - (0.02)%
Safe Bulkers, Inc. (b)	(279)	(720)
Seaspan Corporation (b)	(84)	(563)
		(1,283)
Media - (0.07)%
Regal Entertainment Group	(318)	(6,048)

Metals & Mining - (0.07)%
Teck Resources Ltd. (b)	(216)	(4,685)
United States Steel Corporation	(60)	(1,409)
		(6,094)
Multiline Retail - (0.01)%
Dillard's, Inc., Class A	(12)	(886)

Multi-Utilities - (1.46)%
Avista Corporation	(19)	(1,000)
Canadian Utilities Ltd., Class A (b)	(728)	(23,106)
Consolidated Edison, Inc.	(379)	(31,404)
Dominion Resources, Inc.	(429)	(33,110)
NorthWestern Corporation	(87)	(5,028)
Public Service Enterprise Group, Inc.	(60)	(2,698)
Sempra Energy	(35)	(3,955)
WEC Energy Group, Inc.	(357)	(22,480)
		(122,781)
Oil, Gas & Consumable Fuels - (4.27)%
Antero Resources Corporation	(928)	(19,135)
Apache Corporation	(286)	(14,151)
Buckeye Partners LP	(354)	(22,440)
Callon Petroleum Company	(842)	(9,531)
Centennial Resource Development, Inc., Class A	(629)	(10,555)
Cimarex Energy Company	(91)	(9,012)
Crestwood Equity Partners LP	(384)	(9,446)
Devon Energy Corporation	(514)	(17,121)
Dorian LPG Ltd. (b)	(99)	(713)
Emerge Energy Services LP	(649)	(4,563)
Enbridge, Inc. (b)	(540)	(22,388)
Encana Corporation (b)	(480)	(4,829)
EnLink Midstream LLC	(479)	(8,407)
EQT Midstream Partners LP	(15)	(1,166)
Extraction Oil & Gas, Inc.	(824)	(10,036)
Genesis Energy LP	(348)	(10,510)
Gulfport Energy Corporation	(554)	(6,992)
Hess Corporation	(404)	(17,994)
Kinder Morgan Canada Ltd. (b)	(840)	(11,838)
Laredo Petroleum, Inc.	(794)	(10,290)
Murphy Oil Corporation	(230)	(6,113)
Navigator Holdings Ltd. (b)	(22)	(234)
Newfield Exploration Company	(301)	(8,648)
Noble Midstream Partners LP	(110)	(4,994)
Peabody Energy Corporation	(218)	(6,113)
Phillips 66 Partners LP	(235)	(11,811)
Pioneer Natural Resources Company	(97)	(15,821)
Plains All American Pipeline LP	(360)	(9,493)
Sanchez Energy Corporation	(97)	(547)
SemGroup Corporation, Class A	(315)	(8,521)
Spectra Energy Partners LP	(74)	(3,345)
Sunoco LP	(194)	(6,270)
Valero Energy Corporation	(25)	(1,724)
Western Gas Equity Partners LP	(300)	(12,681)
Whiting Petroleum Corporation	(835)	(4,384)
The Williams Companies. Inc.	(564)	(17,924)
Williams Partners LP	(479)	(19,845)
		(359,585)
Personal Products - (0.07)%
The Estee Lauder Companies, Inc., Class A	(59)	(5,840)

Pharmaceuticals - (0.19)%
Allergan plc (b)	(24)	(6,056)
Johnson & Johnson	(39)	(5,176)
Mallinckrodt plc (b)	(3)	(137)
Pfizer, Inc.	(89)	(2,951)
Roche Holding AG - ADR	(58)	(1,839)
		(16,159)

Professional Services - (0.38)%
Nielsen Holdings plc (b)	(360)	(15,484)
Robert Half International, Inc.	(215)	(9,729)
Verisk Analytics, Inc.	(78)	(6,806)
		(32,019)
Real Estate Investment Trusts (REITs) - (12.84)%
Alexandria Real Estate Equities, Inc.	(564)	(68,385)
AvalonBay Communities, Inc.	(376)	(72,324)
Camden Property Trust	(136)	(12,199)
Corporate Office Properties Trust	(2,640)	(87,886)
CubeSmart	(836)	(20,616)
DCT Industrial Trust, Inc.	(1,008)	(56,791)
Douglas Emmett, Inc.	(690)	(26,399)
Duke Realty Corporation	(554)	(15,839)
EastGroup Properties, Inc.	(719)	(62,682)
Equity LifeStyle Properties, Inc.	(221)	(19,293)
Essex Property Trust, Inc.	(177)	(46,321)
Extra Space Storage, Inc.	(519)	(41,260)
Healthcare Realty Trust Inc.	(874)	(29,104)
Host Hotels & Resorts, Inc.	(67)	(1,250)
Invitation Homes, Inc.	(3,193)	(68,075)
Kilroy Realty Corporation	(720)	(49,975)
Kimco Realty Corporation	(600)	(12,108)
LaSalle Hotel Properties	(751)	(22,185)
OMEGA Healthcare Investors, Inc.	(180)	(5,686)
Piedmont Office Realty Trust, Inc., Class A	(2,784)	(58,492)
Public Storage	(260)	(53,448)
Regency Centers Corporation	(735)	(48,672)
Rexford Industrial Realty, Inc.	(266)	(7,586)
SL Green Realty Corporation	(1,084)	(111,945)
Ventas, Inc.	(851)	(57,315)
Washington Real Estate Investment Trust	(780)	(26,075)
		(1,081,911)
Real Estate Management & Development - (0.12)%
Realogy Holdings Corporation	(296)	(9,827)

Road & Rail - (1.18)%
Canadian National Railway Company (b)	(484)	(38,246)
Kansas City Southern	(46)	(4,747)
Norfolk Southern Corporation	(154)	(17,337)
Old Dominion Freight Line, Inc.	(264)	(25,320)
Ryder System, Inc.	(32)	(2,328)
Schneider National, Inc., Class B	(525)	(11,351)
		(99,329)
Semiconductors & Semiconductor Equipment - (0.16)%
Himax Technologies, Inc. - ADR	(840)	(6,922)
Qorvo, Inc.	(92)	(6,307)
		(13,229)
Software - (0.59)%
Adobe Systems, Inc.	(17)	(2,490)
ANSYS, Inc.	(30)	(3,887)
Autodesk, Inc.	(34)	(3,767)
Check Point Software Technologies Ltd. (b)	(23)	(2,433)
HubSpot, Inc.	(35)	(2,532)
Open Text Corporation (b)	(145)	(4,858)
Paycom Software, Inc.	(34)	(2,383)
Paylocity Holding Corporation	(42)	(1,910)
PTC, Inc.	(34)	(1,876)
Salesforce.com, Inc.	(48)	(4,358)
SAP SE - ADR	(92)	(9,738)
ServiceNow, Inc.	(48)	(5,302)
VMware, Inc., Class A	(46)	(4,265)
		(49,799)
Specialty Retail - (1.54)%
Best Buy Company, Inc.	(169)	(9,859)
CarMax, Inc.	(128)	(8,480)
Five Below, Inc.	(477)	(23,044)
Hennes & Mauritz AB, Class B (b)	(754)	(19,672)
Lowe's Companies, Inc.	(155)	(11,997)

O'Reilly Automotive, Inc.	(10)	(2,043)
RH	(20)	(1,303)
Tractor Supply Company	(282)	(15,826)
Ulta Beauty, Inc.	(33)	(8,290)
Urban Outfitters, Inc.	(541)	(10,598)
Williams-Sonoma, Inc.	(395)	(18,340)
		(129,452)
Technology Hardware, Storage & Peripherals - (0.08)%
Seagate Technology plc (b)	(204)	(6,724)

Textiles, Apparel & Luxury Goods - (0.51)%
Adidas AG (b)	(57)	(13,018)
Coach, Inc.	(312)	(14,708)
G-III Apparel Group Ltd.	(230)	(5,987)
The Swatch Group AG, Br (b)	(23)	(9,126)
		(42,839)
Thrifts & Mortgage Finance - (0.04)%
New York Community Bancorp, Inc.	(230)	(3,020)

Tobacco - (0.09)%
Philip Morris International, Inc.	(64)	(7,469)

Trading Companies & Distributors - (0.38)%
Fastenal Company	(238)	(10,224)
GATX Corporation	(206)	(12,737)
MSC Industrial Direct Company, Inc.	(27)	(1,923)
W.W. Grainger, Inc.	(36)	(6,003)
WESCO International, Inc.	(20)	(1,025)
		(31,912)
Transportation Infrastructure - (0.02)%
Macquarie Infrastructure Corporation	(23)	(1,744)

Water Utilities - (0.07)%
American States Water Company	(112)	(5,538)

Total Short Common Stocks
(Proceeds $3,561,745)		(3,605,824)

SHORT PREFERRED STOCKS - (0.15)%
Henkel AG & Company KGaA (b)	(89)	(12,607)
Total Short Preferred Stocks
(Proceeds $12,447)		(12,607)

SHORT EXCHANGE TRADED FUNDS - (9.19)%
Consumer Discretionary Select Sector SPDR Fund	(24)	(2,193)
Consumer Staples Select Sector SPDR Fund	(196)	(10,843)
CurrencyShares Euro Trust	(156)	(17,854)
Fidelity MSCI Health Care Index ETF	(27)	(1,037)
Financial Select Sector SPDR Fund	(1,497)	(37,560)
Health Care Select Sector SPDR Fund	(426)	(34,033)
iShares 20+ Year Treasury Bond ETF	(149)	(18,482)
iShares Core S&P 500 ETF	(14)	(3,478)
iShares iBoxx $ High Yield Corporate Bond ETF	(134)	(11,914)
iShares MSCI Canada ETF	(240)	(6,696)
iShares MSCI Emerging Markets ETF	(368)	(16,118)
iShares MSCI Eurozone ETF	(419)	(17,443)
iShares MSCI South Korea Capped ETF	(96)	(6,691)
iShares Nasdaq Biotechnology ETF	(27)	(8,615)
iShares Russell 2000 ETF	(899)	(127,218)
iShares Russell 2000 Value ETF	(58)	(6,908)
iShares Select Dividend ETF	(54)	(5,010)
iShares Transportation Average ETF	(79)	(13,054)
iShares U.S. Healthcare Providers ETF	(116)	(16,880)
iShares U.S. Home Construction ETF	(480)	(16,258)
iShares U.S. Medical Devices ETF	(30)	(4,934)
iShares U.S. Real Estate ETF	(34)	(2,742)
iShares U.S. Preferred Stock ETF	(478)	(18,762)
JPMorgan Alerian MLP Index ETN	(373)	(11,205)
Material Select Sector SPDR	(146)	(7,977)
PowerShares QQQ Trust Series 1	(461)	(66,029)
Source STOXX Europe 600 Optimized Food & Beverage UCITS ETF	(30)	(13,073)

SPDR Dow Jones Industrial Average ETF Trust	(14)	(3,062)
SPDR S&P 500 ETF Trust	(249)	(61,446)
SPDR S&P Biotech ETF	(246)	(19,230)
SPDR S&P Health Care Services ETF	(50)	(3,063)
SPDR S&P Homebuilders ETF	(698)	(26,768)
SPDR S&P Metals & Mining ETF	(69)	(2,169)
SPDR S&P Oil & Gas Exploration & Production ETF	(543)	(17,658)
SPDR S&P Regional Banking ETF	(480)	(26,150)
SPDR S&P Retail ETF	(3)	(123)
SPDR S&P Semiconductor ETF	(530)	(34,461)
Technology Select Sector SPDR Fund	(386)	(22,064)
United States Oil Fund LP	(907)	(9,324)
Utilities Select Sector SPDR Fund	(813)	(43,268)
WisdomTree Europe Hedged Equity Fund	(46)	(2,852)
Total Short Exchange Traded Funds		(774,645)
(Proceeds $757,885)

Total Securities Sold Short
(Proceeds $4,332,077) - (52.13)%		$(4,393,076)
Net Total Investments
(Cost $4,041,705) - 49.82%		$4,198,582
Other Assets In Excess Of Liabilities - 50.18% (c)		4,228,905
Net Assets - 100.00%		$8,427,487

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	Foreign security.
(c)
All or a portion of this security has been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts. The total value of assets committed as collateral as of July 31, 2017, is $3,240,108.

(d)	100 shares per contract.
(e)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	- American Depository Receipt
EUR	- Euro
ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note
plc	- Public Limited Company
Reg	- Registered
SDR	- Swedish Depository Receipt

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of Investments	$4,041,705
Gross Unrealized Appreciation	390,860
Gross Unrealized Depreciation	(233,983)
Net Unrealized Appreciation	$156,877

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.   For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward Currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value. As of July 31, 2017, the fund had less than 0.1% of its net assets fair valued in purchased and written put options.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$5,268,624	$50,213	$-	$5,318,837
Long Exchange Traded Funds	3,198,098	-	-	3,198,098
Purchased Call Options	-	8,864	-	8,864
Purchased Put Options	-	65,859	-	65,859
Swap Contracts(2)	-	1,292	-	1,292
Future Contracts(2)	-	20,589	-	20,589
	$8,466,722	$146,817	$-	$8,613,539

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Sold Short(1)	$3,528,912	$76,912	$-	$3,605,824
Preferred Stocks Sold Short	-	12,607	-	12,607
Exchange Traded Funds Sold Short	761,572	13,073	-	774,645
Written Call Options	-	8,511	-	8,511
Written Put Options	-	20,600	-	20,600
	$4,290,484	$131,703	$-	$4,422,187

(1) Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2) Swap contracts and future contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

It is the Fund’s policy to record transfers at the end of the reporting period.

Long common stock transfers out of Level 1 into Level 2	$17,612
Long common stock transfers out of Level 2 into Level 1	$14,098
Exchange traded fund sold short transferred out of Level 1 into Level 2	$(13,073)

As of July 31, 2017, the Fund did not have any Level 3 securities.

Disclosures about Derivative Instruments and Hedging Activities at July 31, 2017.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of July 31, 2017 are as follows:

Derivatives	Asset Derivatives		Liability Derivatives
Equity Contracts:	Description	Fair Value	Description	Fair Value
Purchased Option Contracts	Schedule of Investments	$74,723	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	29,111
Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	1,292
Future Contracts	Schedule of Open Futures Contracts	20,589	N/A	-
		$95,312		$30,403

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPTIONS WRITTEN (UNAUDITED)
July 31, 2017

	Contracts (a)	Value

CALL OPTIONS WRITTEN
American Eagle Outfitters, Inc.
Expiration: September 2017, Exercise Price: $13.00	5	$150
Bed Bath & Beyond, Inc.
Expiration: August 2017, Exercise Price: $33.50	1	15
BJ's Restaurants, Inc.
Expiration: September 2017, Exercise Price: $37.50	1	89
Carter's, Inc.
Expiration: August 2017, Exercise Price: $92.50	1	25
Coty, Inc., Class A
Expiration: September 2017, Exercise Price: $20.50	1	85
Dave & Buster's Entertainment, Inc.
Expiration: September 2017, Exercise Price: $67.50	2	255
Dollar General Corporation
Expiration: September 2017, Exercise Price: $80.00	1	110
Dollar Tree, Inc.
Expiration: August 2017, Exercise Price: $75.00	1	60
Energy Transfer Equity LP
Expiration: August 2017, Exercise Price: $18.00	5	137
iShares 20+ Year Treasury Bond ETF
Expiration: November 2017, Exercise Price: $135.00	215	4,515
Masco Corporation
Expiration: August 2017, Exercise Price: $39.00	1	30
Mondelez International, Inc., Class A
Expiration: October 2017, Exercise Price: $50.00	2	53
Old Dominion Freight Line, Inc.
Expiration: August 2017, Exercise Price: $100.00	1	52
Pinnacle Foods, Inc.
Expiration: December 2017, Exercise Price: $70.00	1	50
Planet Fitness, Inc., Class A
Expiration: August 2017, Exercise Price: $23.00	4	328
Expiration: September 2017, Exercise Price: $25.50	1	26
Restaurant Brands International, Inc.
Expiration: September 2017, Exercise Price: $64.00	2	80
Royal Caribbean Cruises Ltd.
Expiration: August 2017, Exercise Price: $120.00	1	109
Sanchez Energy Corporation
Expiration: August 2017, Exercise Price: $7.00	5	25
Skechers U.S.A., Inc.
Expiration: August 2017, Exercise Price: $31.00	2	25
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: August 2017, Exercise Price: $34.00	15	413
Starbucks Corporation

Expiration: September 2017, Exercise Price: $58.50	1	15
Steven Madden Ltd.
Expiration: August 2017, Exercise Price: $40.00	1	213
Target Corporation
Expiration: August 2017, Exercise Price: $55.00	2	437
TransCanada Corporation
Expiration: August 2017, Exercise Price: $50.00	5	750
VF Corporation
Expiration: August 2017, Exercise Price: $60.00	1	258
The Wendy's Company
Expiration: August 2017, Exercise Price: $16.75	3	31
Yum! Brands, Inc.
Expiration: August 2017, Exercise Price: $77.50	2	175
		8,511

PUT OPTIONS WRITTEN
Anadarko Petroleum Corporation
Expiration: August 2017, Exercise Price: $42.50	2	58
Antero Midstream Partners LP
Expiration: August 2017, Exercise Price: $35.00	1	125
Bed Bath & Beyond, Inc.
Expiration: September 2017, Exercise Price: $27.50	1	51
Buckeye Partners LP
Expiration: August 2017, Exercise Price: $65.00	1	300
CBOE S&P 500 Index
Expiration: December 2017, Exercise Price: $2,100.00	13	15,275
Coach, Inc.
Expiration: August 2017, Exercise Price: $45.00	2	150
Conn's, Inc.
Expiration: August 2017, Exercise Price: $18.00	1	10
Costco Wholesale Corporation
Expiration: August 2017, Exercise Price: $150.00	1	43
Darden Restaurants, Inc.
Expiration: August 2017, Exercise Price: $85.00	1	195
Dynavax Technologies Corporation
Expiration: August 2017, Exercise Price: $7.00	1	2
Express Scripts Holding Company
Expiration: August 2017, Exercise Price: $57.50	1	14
Genuine Parts Company
Expiration: August 2017, Exercise Price: $77.50	1	15
Hilton Worldwide Holdings, Inc.
Expiration: August 2017, Exercise Price: $59.00	1	22
iShares Russell 2000 ETF
Expiration: August 2017, Exercise Price: $131.00	2	36
Expiration: September 2017, Exercise Price: $119.00	4	84

Kimberly-Clark Corporation
Expiration: September 2017, Exercise Price: $115.00	1	55
Mondelez International, Inc., Class A
Expiration: September 2017, Exercise Price: $41.00	2	67
Expiration: November 2017, Exercise Price: $40.00	2	155
Pinnacle Foods, Inc.
Expiration: September 2017, Exercise Price: $52.50	1	37
Polaris Industries, Inc.
Expiration: August 2017, Exercise Price: $90.00	1	248
PowerShares QQQ Trust Series 1
Expiration: September 2017, Exercise Price: $125.00	4	108
Expiration: September 2017, Exercise Price: $136.00	2	128
Restaurant Brands International, Inc.
Expiration: August 2017, Exercise Price: $55.00	1	25
Expiration: September 2017, Exercise Price: $55.00	1	55
Sonic Corporation
Expiration: August 2017, Exercise Price: $26.50	4	1,212
Expiration: October 2017, Exercise Price: $23.00	2	230
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: August 2017, Exercise Price: $26.00	6	15
Starbucks Corporation
Expiration: August 2017, Exercise Price: $60.00	2	1,260
Expiration: September 2017, Exercise Price: $52.50	1	70
Texas Roadhouse, Inc.
Expiration: September 2017, Exercise Price: $45.00	1	155
Tractor Supply Company
Expiration: September 2017, Exercise Price: $52.00	2	158
Urban Outfitters, Inc.
Expiration: August 2017, Exercise Price: $16.50	2	58
VF Corporation
Expiration: September 2017, Exercise Price: $55.00	1	18
Wal-Mart Stores, Inc.
Expiration: September 2017, Exercise Price: $75.00	1	50
Williams-Sonoma, Inc.
Expiration: August 2017, Exercise Price: $42.50	1	20
Wingstop, Inc.
Expiration: August 2017, Exercise Price: $28.00	1	43
Yum! Brands, Inc.
Expiration: September 2017, Exercise Price: $70.00	1	54
		20,601
TOTAL OPTIONS WRITTEN
(Premiums received $27,338)		$29,112
(a)	100 shares per contract.
ETF	- Exchange Traded Fund

Weiss Alternative Balanced Risk Fund
SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
July 31, 2017

Termination Date	Security	Shares	Market Value for Notional	Unrealized Appreciation (Depreciation)*	Counterparty
LONG EQUITY SWAP CONTRACTS
7/16/2018	British American Tobacco plc	137	$8,924	$(402)	Morgan Stanley
1/17/2019	Centrica plc	224	576	11	Morgan Stanley
7/16/2018	Danone SA	228	17,011	2	Morgan Stanley
11/7/2018	Direct Line Insurance Group plc	2,875	13,642	567	Morgan Stanley
1/7/2019	Drax Group plc	792	3,237	91	Morgan Stanley
10/5/2018	easyJet plc	180	3,093	(157)	Morgan Stanley
1/28/2019	Glencore plc	2,135	8,411	1,008	Morgan Stanley
5/13/2019	Innogy SE	81	3,239	163	Morgan Stanley
8/27/2018	LVHM Moet Hennessy Louis Vuitton SE	45	10,924	379	Morgan Stanley
6/29/2019	The Morgan Stanley U.S. Value Long Basket/The Morgan Stanley U.S. Value Short Basket	108	11,202	(196)	Morgan Stanley
7/16/2018	Pernod Ricard SA	159	21,798	262	Morgan Stanley
6/10/2019	RPC Group plc	690	6,844	1,315	Morgan Stanley
7/18/2018	Unilever plc	63	3,391	202	Morgan Stanley
1/7/2019	United Utilities Group plc	140	1,607	52	Morgan Stanley

SHORT EQUITY SWAP CONTRACTS
6/14/2018	Air Liquide SA	(24)	(2,528)	(415)	Morgan Stanley
7/16/2018	Associated British Foods plc	(324)	(12,340)	(335)	Morgan Stanley
1/28/2019	BHP Billiton plc	(344)	(5,210)	(1,063)	Morgan Stanley
7/16/2018	Casino Guichard Perrachon SA	(24)	(1,474)	10	Morgan Stanley
11/7/2018	HSBC Holdings plc	(1,200)	(11,994)	–	Morgan Stanley
10/5/2018	International Consolidated Airlines Group SA	(1,571)	(12,240)	259	Morgan Stanley
6/10/2019	Johnson Matthey plc	(17)	(648)	18	Morgan Stanley
7/16/2018	Kering SA	(4)	(1,396)	(2)	Morgan Stanley
11/7/2018	Lloyds Banking Group plc	(11,500)	(9,848)	(94)	Morgan Stanley
7/16/2018	L'Oreal SA	(37)	(7,799)	133	Morgan Stanley
6/27/2019	The Morgan Stanley Food Basket	(52)	(3,219)	(62)	Morgan Stanley
6/27/2019	The Morgan Stanley Household & Personal Care Basket	(269)	(14,208)	110	Morgan Stanley
12/7/2018	The Morgan Stanley U.S. Growth Long Basket	(115)	(13,049)	(427)	Morgan Stanley
12/7/2018	The Morgan Stanley U.S. Value Short Basket	(115)	(12,739)	(296)	Morgan Stanley
7/16/2018	Reckitt Benckiser Group plc	(93)	(9,255)	213	Morgan Stanley
1/7/2019	Severn Trent plc	(103)	(2,991)	(54)	Morgan Stanley
				$1,292

plc -	Public Limited Company
   *Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPEN FUTURES CONTACTS (UNAUDITED)
July 31, 2017

				Unrealized
		Number of Contracts		Appreciation
Expiration Date	Issue	Purchased	Notional Amount	(Depreciation)*
LONG FUTURES CONTRACTS
8/16/2017	CBOE Volatility Index	1	$11,702	$(427)
9/20/2017	CME Long Term U.S. Treasury Bond	1	153,221	(252)
9/20/2017	CME Ultra Long Term U.S. Treasury Bond	5	821,646	854
9/15/2017	E-mini S&P 500 Index	6	724,474	15,926
9/15/2017	E-mini S&P MidCap 400 Index	4	700,286	3,634
				$19,735
	* Net unrealized appreciation (depreciation) is a receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title  /s/ John Hedrick
 John Hedrick, President

Date   September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Hedrick
    John Hedrick, President

Date  September 25, 2017

By (Signature and Title)* /s/ David Cox
    David Cox, Treasurer

Date  September 25, 2017

* Print the name and title of each signing officer under his or her signature.